Stock Based Compensation (Details 1) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Expected term			5 years	6 years 6 months
Dividend rate			0.00%	0.00%
Stock Option
Risk free interest rate	4.31%	3.95%
Divident rate	0.00%	0.00%
Expected volatility	149.00%	63.00%
Grant date stock price	$ 3.46	$ 29.40
Expected term		1 year
Minimum [Member]
Risk free interest rate			3.95%	2.70%
Expected volatility			58.00%	68.00%
Grant date stock price			$ 0.53	$ 1.62
Minimum [Member] | Stock Option
Expected term	5 years
Maximum [Member]
Risk free interest rate			4.53%	4.38%
Expected volatility			107.00%	117.00%
Grant date stock price			$ 1.47	$ 5.30
Maximum [Member] | Stock Option
Expected term	10 years